Related party balances and transactions - Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Related party balances and transactions
Revenue	¥ 2,195,317	$ 302,086	¥ 1,736,601
Related Party
Related party balances and transactions
Revenue	1,924,865		1,439,678
Sales of goods revenues
Related party balances and transactions
Revenue	1,700,670	234,020	1,264,263
Sales of goods revenues | Related Party
Related party balances and transactions
Revenue	1,470,170		1,018,256
Automotive computing platform
Related party balances and transactions
Revenue	1,481,702		1,053,901
Automotive computing platform | Related Party
Related party balances and transactions
Revenue	1,467,211		1,013,860
SoC Core Modules
Related party balances and transactions
Revenue	217,376		200,255
SoC Core Modules | Related Party
Related party balances and transactions
Revenue	1,611		140
Automotive merchandise and other products
Related party balances and transactions
Revenue	1,592		10,107
Automotive merchandise and other products | Related Party
Related party balances and transactions
Revenue	1,348		4,256
Software license revenues
Related party balances and transactions
Revenue	131,832	18,141	215,641
Software license revenues | Related Party
Related party balances and transactions
Revenue	92,923		164,995
Service revenues
Related party balances and transactions
Revenue	362,815	$ 49,925	256,697
Service revenues | Related Party
Related party balances and transactions
Revenue	361,772		256,427
Automotive computing platform – Design and development service
Related party balances and transactions
Revenue	223,313		119,291
Automotive computing platform – Design and development service | Related Party
Related party balances and transactions
Revenue	223,204		119,291
Connectivity service
Related party balances and transactions
Revenue	78,162		99,508
Connectivity service | Related Party
Related party balances and transactions
Revenue	78,103		99,254
Other services
Related party balances and transactions
Revenue	61,340		37,898
Other services | Related Party
Related party balances and transactions
Revenue	¥ 60,465		¥ 37,882